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Invesco ESG S&P 500 Equal Weight ETF
Summary Information
Investment Objective
The Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500 Equal Weight ESG Leaders Select Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco ESG S&P 500 Equal Weight ETF Invesco ESG S&P 500 Equal Weight ETF
Management Fees	0.20%
Other Expenses	none
Total Annual Fund Operating Expenses	0.20%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco ESG S&P 500 Equal Weight ETF | Invesco ESG S&P 500 Equal Weight ETF | USD ($)	20	64	113	255

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to measure the equal weighted performance of securities included in the S&P 500 Equal Weight Index (the “Parent Index”) that also meet the Index Provider’s sustainability and environmental, social and governance (“ESG”) criteria, while maintaining similar overall industry group weights as the Parent Index.
The Parent Index consists of all of the components of the S&P 500 Index. However, unlike the S&P 500 Index, which employs a market capitalization weighted methodology, the Parent Index assigns each component security the same weight. Like the Parent Index, constituents of the Underlying Index are equally weighted. Companies that are included in the Parent Index are evaluated for inclusion in the Underlying Index based on multiple considerations.
The Underlying Index employs negative screens to exclude securities of companies with business activities that do not meet the eligibility criteria for the Underlying Index. Companies classified as part of the Global Industry
Classification Standard (“GICS®”) Oil & Gas Storage & Transportation Sub-Industry are excluded from the eligible universe. Additional screens rely on information from Sustainalytics, a globally-recognized independent provider of ESG research, ratings, and data. The Underlying Index uses this information to screen for companies with certain business activities above the S&P DJI Level of Involvement Threshold or the S&P DJI Significant Ownership Threshold. These thresholds generally exclude from the Underlying Index companies that derive 0-25% or more of their revenues from, or that own 10% or more of another company that engages in, the following activities:
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Arctic Oil & Gas Exploration
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Alcoholic beverages
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Cannabis production, distribution or retail sales
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Controversial weapons
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Genetically modified plants and seeds
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Gambling
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Military contracting
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Nuclear power
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Oil and gas exploration, production, generation, refinement, transportation or storage
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Oil sands extraction
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Palm oil production and distribution
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Pesticides
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Riot control weapons
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Shale energy extraction
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Small arms
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Thermal coal
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Tobacco products
The Index Provider also utilizes information from the Sustainalytics' Global Standards Screening (“GSS”) assessment to exclude certain companies that cause, contribute to or are linked to violations of international norms and standards, in relation to the principles of the United Nations Global Compact (“UNGC”). The UNGC is an arrangement by which companies voluntarily and publicly commit to a set of principles drawn from key UN Conventions and Declarations. The principles of the UNGC represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, the environment, and anti-corruption. Companies are classified into three statuses based on whether the company is assessed as acting in accordance with the UNGC principles, and their associated standards, conventions and treaties, including “non-compliant,” “watchlist” and “compliant.” Companies classified as “non-compliant” are ineligible for inclusion in the Underlying Index.
Each company included in the Parent Index and eligible for investment based on the above screens is then assigned an “S&P DJI ESG score,” which is designed to measure a company’s overall performance related to financially material ESG factors. The analysis of whether a factor is financially material focuses on industry-specific business value drivers that contribute to company performance, utilizing quantitative and qualitative research and industry experience. The analysis incorporates historical correlation data and current industry conditions to identify which long-term economic, social or environmental factors are likely to have the most significant impact on a company's business value drivers of growth, cost or risk, and ultimately, future financial performance. S&P DJI ESG scores are derived from the S&P Global Corporate Sustainability Assessment (“CSA”), which is an annual analysis that seeks to identify how well-equipped a company is to recognize and respond to emerging sustainability opportunities and challenges in the global market. S&P Global, an affiliate of the Index Provider, opens the CSA questionnaire for all subject companies in April. The CSA uses proprietary industry classifications, derived from the GICS®, to analyze companies using industry-specific questionnaires. Companies provide up to 1,000 data points in response to the questionnaires which are used to score each company’s performance in relation to each specific ESG subject. If a company chooses not to actively participate in the assessment, it may be assessed based on publicly available information, including a company's financial reports, press releases and other public statements, and other information available on the company's website. Companies are ranked from highest to lowest according to their S&P DJI ESG scores, and the top 40% of constituents within each eligible GICS® industry group generally are included in the Underlying Index. If a company does not have a S&P DJI ESG score, it is excluded from the Underlying Index.
As of October 31, 2023, the Underlying Index was comprised of 184 constituents with market capitalizations ranging from $4.1 billion to $2.5 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Return—Calendar Year

	Period Ended	Returns
Year-to-date	September 30, 2023	1.70%
Best Quarter	December 31, 2022	12.82%
Worst Quarter	June 30, 2022	-15.21%

Average Annual Total Returns (for the period ended December 31, 2022)
Average Annual Returns - Invesco ESG S&P 500 Equal Weight ETF	1 Year	Since Inception	Inception Date
Invesco ESG S&P 500 Equal Weight ETF	(12.14%)	(9.82%)	Nov. 17, 2021
After Taxes on Distributions | Invesco ESG S&P 500 Equal Weight ETF	(12.56%)	(10.30%)
After Taxes on Distributions and Sale of Fund Shares | Invesco ESG S&P 500 Equal Weight ETF	(6.95%)	(7.54%)
S&P 500 Equal Weight ESG Leaders Select Index (reflects no deduction for fees, expenses or taxes)	(11.98%)	(9.63%)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(18.11%)	(14.99%)